Related Party Balances and Transactions - Summary of Others to Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Loan provided to related parties	$ (8,000)	$ 16,071
Investments disposed to a related party	$ 22,047